Cover	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Entity File Number	000-30451
Entity Registrant Name	ELINE ENTERTAINMENT GROUP, INC.
Entity Central Index Key	0001043150
Entity Tax Identification Number	88-0429856
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1113, Tower 2, Lippo Centre,
Entity Address, Address Line Two	89 Queensway
Entity Address, City or Town	Admiralty,
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	3703 6155
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false